Contingent liabilities and commitments_Details of contingent liabilities and commitments (Details) ₩ in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2018 KRW (₩)	Dec. 31, 2017 KRW (₩)
Disclosure of contingent liabilities [Line Items]
Total of guarantees		₩ 12,372,573	₩ 12,859,715
Loan commitments		98,251,006	80,760,325
Other commitments		₩ 5,942,784	₩ 4,546,090
Number of cases as plaintiffs	[1]	68	83
Number of cases as defendants	[1]	161	155
Amount of litigation as plaintiff		₩ 443,234	₩ 413,267
Amount of litigation as defendant		256,147	244,767
Allowance for litigations		19,887	₩ 9,277
Description of gain related to litigation settlement			The Group provides settlement services for payments in Korean Won to facilitate trade transactions between Korea and Iran. In connection with these services, the Group is currently being investigated by US government agencies including US prosecutors (United States Attorney’s Office and New York State Attorney General’s Office) as to whether the Group has violated United States laws by participating in prohibited transactions involving countries sanctioned by the US.
Confirmed guarantees
Disclosure of contingent liabilities [Line Items]
Total of guarantees		6,563,000	₩ 6,875,021
Guarantee for loans
Disclosure of contingent liabilities [Line Items]
Total of guarantees		141,193	157,299
Acceptances
Disclosure of contingent liabilities [Line Items]
Total of guarantees		333,365	320,519
Guarantees in acceptances of imported goods
Disclosure of contingent liabilities [Line Items]
Total of guarantees		106,675	108,238
Other confirmed guarantees
Disclosure of contingent liabilities [Line Items]
Total of guarantees		5,981,767	6,288,965
Unconfirmed guarantees
Disclosure of contingent liabilities [Line Items]
Total of guarantees		4,510,070	4,526,593
Local letter of credit
Disclosure of contingent liabilities [Line Items]
Total of guarantees		365,302	383,117
Letter of credit
Disclosure of contingent liabilities [Line Items]
Total of guarantees		3,207,797	3,637,787
Other unconfirmed guarantees
Disclosure of contingent liabilities [Line Items]
Total of guarantees		936,971	505,689
Commercial paper purchase commitments and others
Disclosure of contingent liabilities [Line Items]
Total of guarantees		₩ 1,299,503	₩ 1,458,101

[1]	The number of lawsuits as of June 30, 2018 and December 31, 2017 does not include fraud lawsuits, etc. and those lawsuits that are filed only to extend the statute of limitation.